Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	As of December 31,
	2025	2024
Trade mark	$6,500,000	$6,500,000
Software	1,056,614	984,174
Intangible assets, gross	7,556,614	7,484,174
Less: accumulated amortization	(2,724,500)	(2,345,737)
Intangible assets, net	$4,832,114	$5,138,437